Related party transactions -amounts are due to related parties (Details) - CAD ($)	Sep. 30, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 370,528	$ 89,561
Shareholder loan
Disclosure of transactions between related parties [line items]
Amounts due to related parties	3,115	6,230
Due to related parties
Disclosure of transactions between related parties [line items]
Amounts due to related parties	$ 367,413	$ 83,331